ACCOUNTING POLICIES (Impairment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed assets and mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 18.8
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 5.3	$ 32.4	$ 42.3
Total for all cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Growth rate used to extrapolate cash flow projections	2.27%
Total for all cash-generating units | Mexico Steel GCU
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	10.20%
Total for all cash-generating units | Mexico Mining GCU
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	10.60%
Brazil | Total for all subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	10.40%